UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue    Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue    Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.



MATTHEW 25 FUND, INC


SEMI-ANNUAL REPORT

JUNE 30, 2003






Matthew 25 Fund
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.


























Dear Shareholders of Matthew 25 Fund, Inc.,

Our Fund was up 7.81% for the first six months of 2003. From its inception on 10/16/95 through 6/30/03 our Fund has gained 164.71%. This is a compounded annual growth rate of 13.44%.

I wish to Congratulate and Thank all of our shareholders who stayed the course and have survived the second worst stock market decline in over 100 years. Economists are great at telling us where we have been and are fairly capable of identifying where we may be now, but they have never been able to tell our economic future better than an educated guess. Knowing this, I will still go out on a limb and give you my opinion that this bear market appears done. Please remember that we will only know for sure if we have embarked on a bull market cycle several months after it has begun. However, a pivotal indicator that the market had turned was when the S&P 500 Index closed up eight business days in a row from March 12th to the 21st. The last time that the market went up for eight consecutive days was in October of 1982.

I appreciate the improved trading in the stock market, but I know that trading is fickle and difficult to read. The more substantial change that has fueled my optimism is the reduction of income taxes on dividends from almost 40% to 15% and to a lesser degree the reduction in capital gains tax from 20% to 15%.
This change made stocks more attractive immediately and will make them more valuable for income in the future, especially if corporate leaders react appropriately.

Company directors had felt less pressure to pay earnings to its shareholders because of the double taxation of dividends. If a company had earned $1.00 per share after non-tax operating expenses then it paid around 35% in corporate income taxes leaving $0.65. Previously, if they paid this money to its owners then the individual shareholder could have paid 40% more in taxes to net the owners $0.39 in cash per share. However, if the company had retained the after-tax earnings then they could put the $0.65 to work as compared to your $0.39. Therefore, it made economic sense to not pay dividends and the leaders of American companies complied. Look at the following chart for payout ratios for the Dow Jones Industrials at each decades end where payouts averaged 68% during the first 50 years and ultimately declined to 34% in the year 2000:



        Year                      Dividends Paid as a Percent of Earnings
        1920                                           64%
        1930                                          101%
        1940                                           65%
        1950                                           52%
        1960                                           67%
        1970                                           62%
        1980                                           45%
        1990                                           52%
        2000                                           34%

Please note that only 1 of the 30 Dow stocks did not pay dividends in 2000, while a large number of stocks in the S&P 500 did not pay dividends making its payout ratio 29% in 2000. As for the NASDAQ 100, its dividend payout ratio was virtually 0% in the same year.

But these payout ratios should change over the next several years because the economic value of dividends has improved drastically with the 15% tax rate. Look at the following example that compares the future values when a company either pays out $1.00 per year in dividends or retains this $1.00 in the business. Assume that the shareholder and the company are able to reinvest at 10% and then the capital is sold in the 10th year:

	DIVIDENDS

		$0.85 reinvested at 10% 	=	$13.55
		After-tax in 10 years		=	$12.79

	RETAINED EARNINGS

		$1.00 reinvested at 10% 	=	$15.94
		After-tax in 10 years		=	$13.86

Dividends provide over 92% of the value of retained earnings after 10 years. This is much greater than 64% under the previous tax-codes. Retained earnings still hold a slight advantage, but the old adage can be modified to say "$12.79 in the hand is worth more than $13.86 in the bush." Directors of corporations should be more willing to pay earnings to its owners through dividends.

How will this affect my investment decisions within our Fund? Well, I will continue to lead with my evaluation of earnings and the price we pay for this earnings stream. But over time I believe that we will be able to search out and eventually own stocks of companies in more basic industries. This is because previously these low growth but otherwise solid companies retained too much of their earnings and this led to low returns on capital or even worse the dreaded "Di-Worsification Programs." This is when management of a company takes the corporation's earnings and acquires or invests in new businesses in the name of diversification, but more often than not this led to losses and declines in intrinsic values.

It is important for investors not to over-emphasize dividends but to focus on earnings in their selection process. There will continue to be some companies that earn money and are able to reinvest all their earnings in their existing
businesses at high rates of return.   Such companies at the right prices are
often the best investments you can make. But since dividends are very close to retained earnings in after-tax value, a company's first thought should no longer be to retain its earnings but instead it should be to pay dividends unless it has a low risk, good return investment for the money.

How do our companies look in terms of dividends as of June 30, 2003 and going forward? Hopefully the following evaluation of each of our holdings will help you to better understand our portfolio:

Company			Dividend Yield		Strategy for Earnings
A.C. Moore		0.00%			Business is growing primarily
						through store expansion.  Should
						continue to retain earnings.


Advanta                 3.02%                   Pays around 23% of its earnings.
                                                Could payout half of its
                                                earnings and still maintain high
                                                quality growth of its portfolio.
                                                Earnings and dividends should
                                                grow.


Farmer Mac		0.00%			Business has high growth
                                                potential.  Should retain almost
                                                all of its earnings for several
                                                years.

Alexander & Baldwin	3.45%			Mature solid business with
                                                substantial real estate
                                                holdings. Should pay majority of
                                                earnings to its owners.

Company			Dividend Yield		Strategy for Earnings
Black & Decker		1.10%			Very good record of giving
						earnings to shareholders mostly
						through stock buybacks.  Should
						be willing and able to increase
						dividends.

Boykin Lodging		4.62%			Pays out earnings as a hotel
						REIT. Dividends will grow with
						earnings.

Berkshire Hathaway      0.00%                   Retains all earnings.  Buffett
                                                has a great record of investing
                                                owner's money.  New tax rules
                                                may entice him to make some
                                                dividend payout.

Concord EFS		0.00%			A high growth company that is
						being acquired by First Data
						(FDC). FDC pays small dividend
						and buys back shares.  Dividends
						could grow.

Comcast                 0.00%                   No dividends in foreseeable
                                                future because of reinvestment
                                                in business and debt reduction.

Freddie Mac		2.05%			Dividends have grown almost
						373% over the past 10 years.
						Could grow at a similar rate as
						payout percentage increases.

MBIA			1.64%			MBIA is carrying excess capital.
                                                Has the ability to grow
                                                dividends at a greater rate than
                                                earnings growth.

PG&E Preferred A	6.00%			These preferreds were purchased
PG&E Preferred G        5.50%                   when Pacific Gas & Electric
PG&E Preferred U        6.09%                   filed Chapter 11. Should be out
                                                of bankruptcy by year-end and
                                                are likely to pay around 3 years
                                                of back dividends plus regular
                                                dividends going forward.

Company			Dividend Yield		Strategy for Earnings
Polaris			2.02%			Dividends have grown 14%
						annually since 1995.  Company
						has been great for returning
						earnings to shareholders through
                                                dividends and buybacks.  I
                                                expect the trend to continue.

Willow Grove Bank       1.88%                   This bank is very well
                                                capitalized. It is looking to
                                                buyback shares; if this doesn't
                                                occur higher dividends are a
                                                valid option.



Now where do we go from here? The market finally looks better after three long years. We own a portfolio of wonderful value and/or growth stocks. And if dividends become a larger part of investment returns going forward, then we should benefit because of the earnings and leadership of these same securities. If anything in this letter or the accompanying financial statements is unclear, please call me at 1-888-M25-FUND. On behalf of the employees of Matthew 25 Management Corp. and the Matthew 25 Fund's Board of Directors, thank you for allowing us to work for you.

							Sincerely,


 							Mark Mulholland
							President




Please remember that the information contained in this letter is intended for shareholders or potential shareholders of the Matthew 25 Fund. Information that is provided on individual securities is subject to change over time, and the Matthew 25 Fund and its Advisor are not recommending these securities for direct purchases.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.




MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2003
<unaudited>

                                   Number of Shares   Historical Cost   Value
COMMON STOCKS  --  85.69%
BANKS & FINANCE  --  12.19%

  Advanta Corporation, Class A         227,800         $2,229,862    $2,241,552
  Advanta Corporation, Class B          22,300            137,091       222,777
  Willow Grove Bancorp, Inc.           182,500            797,681     3,102,500
                                                        _________     _________
                                                        3,164,634     5,566,829

BROADCAST & CABLE TV  --  4.26%

  Comcast Corp. New Class A*           64,500           1,638,687     1,946,610
                                                        _________     _________
                                                        1,638,687     1,946,610

CONGLOMERATE  --  4.76%

  Berkshire Hathaway, Class A*             30           1,546,047     2,175,000
                                                         ________     _________
                                                        1,546,047     2,175,000


DATA PROCESSING --  4.79%

  Concord EFS, Inc. *     	      148,500           1,844,568     2,185,920
                                                         ________     _________
                                                        1,844,568     2,185,920

GSE-MORTGAGE SECURITIES  --  10.28%


  Federal Agricultural Mortg. Corp*   120,000           3,108,222     2,682,000
  Federal Agricultural Mortg. Corp A*   6,500             164,832       108,550
  Federal Home Loan Mortg. Corp.       37,500           1,188,981     1,903,875
                                                        _________     _________
                                                        4,462,035     4,694,425

HOTEL REIT  --  4.74%

  Boykin Lodging                       277,500          2,468,749     2,164,500
                                                        _________     _________
                                                        2,468,749     2,164,500

INSURANCE  --  13.61%

  MBIA, Inc.                           127,500          5,097,983     6,215,625
                                                        _________     _________
                                                        5,097,983     6,215,625


MANUFACTURING  --  18.04%

  Black & Decker, Inc.                  47,000          1,829,718     2,042,150
  Polaris Industries, Inc.             143,500          6,704,698     8,810,900
                                                        _________     _________
                                                        8,534,416    10,853,050




The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
JUNE 30, 2003
<unaudited>

                             Number of Shares   Historical Cost      Value

RETAIL  --  2.75%

  AC Moore, Inc.*                 62,5000        $ 778,718          $1,257,500
                                                 __________          __________
                                                   778,718           1,257,500


TRANSPORTATION  --  4.54%

  Alexander & Baldwin             79,467          1,831,951           2,074,089
                                                  _________           _________
                                                  1,831,951           2,074,089


TOTAL COMMON STOCKS                              31,367,788          39,133,548



PREFERRED STOCKS  --  12.97%

UTILITIES  --  12.97%

  Pacific G&E Corp. 6% Prefd*      78,500         1,144,463           1,962,500
  Pacific G&E Corp. 4.8% Prefd*    57,600           552,756           1,255,680
  Pacific G&E Corp. 7.04% Prefd*   93,500         1,581,869           2,702,150
                                                  _________           _________
                                                  3,279,088           5,920,330


TOTAL PREFERRED STOCKS                            3,279,088           5,920,330
                                               ____________          __________


TOTAL INVESTMENTS  --  98.66%                  $ 34,646,876          45,053,878
 Other Assets Less Liabilities  --  1.34%      ____________             612,363
                                                                    ___________
NET ASSETS  100.00%
                                                                    $45,666,241
                                                                    ___________


* Non-income producing security during the period







The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
<unaudited>

ASSETS
 Investments in securities at value (cost $34,646,876)      $ 45,053,878
 Cash                                                            481,285
 Receivables:
   Dividends                                                      25,500
   Due from broker                                                85,046
   Fund shares sold                                               25,000
       TOTAL ASSETS                                           __________
                                                              45,670,709


LIABILITIES

 Accounts payable
   Accrued expenses                                                4,468
       TOTAL LIABILITIES                                       _________
                                                            $      4,468



NET ASSETS: (Equivalent to $12.59 per share based on        $ 45,666,241
 3,627,749 shares of capital stock outstanding
 100,000,000 shares authorized, $0.01 par value)



COMPOSITION OF NET ASSETS


 Shares of common stock                                     $     36,277
 Additional paid-in capital                                   33,831,295
 Net unrealized appreciation of investments                   10,407,002
 Undistributed net investment income                              81,719
 Undistributed net realized loss on investments                1,309,948
                                                            ______________
NET ASSETS                                                  $ 45,666,241




The accompanying notes are an integral part of these financial statements.














MATTHEW  25  FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
<unaudited>

INVESTMENT INCOME:

 Dividends                                                      337,367
 Interest                                                            82
                                                                _______

   TOTAL INVESTMENT INCOME                                      337,449



EXPENSES:

 Audit                                                               17
 Bank fees                                                        2,345
 Custodian fees                                                   2,652
 Director's fees and expenses                                       242
 Insurance                                                       15,580
 Investment advisory fee (Note 2)                               205,947
 IRA expense                                                        101
 Office Expense                                                  11,079
 Postage and printing                                             4,254
 Registration and compliance                                      6,076
 Shareholder reporting                                            1,643
 Software                                                         5,098
 State and local taxes                                            2,025
 Telephone                                                        1,029
                                                               ________


          TOTAL EXPENSES                                        258,088
Less, expense reduction from investment advisor (Note 2)           (654)
          NET EXPENSES                                          ________
                                                                257,434


          NET INVESTMENT INCOME                                  80,015



REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS


  Net realized gain on investments                            1,311,652
  Net change in unrealized appreciation of investments        1,863,580
                                                              ________
  Net realized and unrealized gain on investments             3,175,232


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 3,255,247



The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

					    <unaudited>
                                          Six Months Ended         Year Ended
                                           June 30, 2003         Dec. 31, 2002
INCREASE IN NET ASSETS FROM OPERATIONS:   ________________       _____________

Net Investment income                      $   80,015            $   325,860
Net realized gain (loss) on investments     1,311,652                 (1,704)
Net change in unrealized appreciation on
    investments                             1,863,580             (1,004,467)
                                          ________________       ______________



NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                  3,255,247              (680,311)


DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              0               (324,157)
Net realized gain on investments                   0                      0

CAPITAL SHARE TRANSACTIONS (Note 5)           512,226              7,281,991
                                         _________________        _____________

NET INCREASE IN NET ASSETS                  3,767,473              6,277,523


NET ASSETS, BEGINNING OF YEAR              41,898,768             35,621,245
                                         _________________        _____________


NET ASSETS, END OF PERIOD                $ 45,666,241           $ 41,898,768
                                         _________________       _____________
                                         _________________       _____________



The accompanying notes are an integral part of these financial statements.

















MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Period Ending:

		    <unaudited>
                       6/30/03  12/31/02 12/31/01  12/31/00  12/31/99  12/31/98
_______________________________________________________________________________
Net asset value,
 Beginning of year.... $11.68    $11.97  $10.90    $10.55    $10.49     $8.50

Income from investment operations
 Net investment
 income (loss)........   0.02      0.09    0.00     (0.01)    (0.03)    (0.02)

Net gains on investments
 both realized and
 unrealized...........   0.89     (0.29)   1.17      0.39      0.15      2.22
                       _______    _______  _______   ______   _______   ______

Total from investment
operations............  12.59     11.77   12.07     10.93     10.61     10.70


Less, distributions...  0.00      (0.09)  (0.10)    (0.03)    (0.06)    (0.21)

Net asset value,
 End of period.........$12.59    $11.68   $11.97    $10.90    $10.55    $10.49
                     _________________________________________________________

Total return..........  7.81%    (1.67)%   10.69%     3.62%    1.08%    25.93%


Net assets, end of period
 (000's omitted)......  $45,666  $41,899  $35,621   $27,050   $25,402  $21,327

Ratio of expenses,
 after expense
 reimbursement, to
 average net assets..    1.24%*    1.24%    1.23%     1.22%     1.22%    1.26%


Ratio of investment
 income, net to
 average assets......    1.62%*    0.85%    0.04%    (0.07)%   (0.24)%  (0.25)%



Portfolio turnover
 rate................   17.59%    38.68%   26.42%    30.80%    17.88%   30.64%


*Annualized


The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
<unaudited>

NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations
The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if





MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Cont.)
JUNE 30, 2003
<unaudited>

NOTE 2 - Investment Advisory Agreement and Other Related Transactions(Continued)

necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000. The management fee for the first six months of 2003, as computed pursuant to the investment advisory agreement, totaled $205,947. The Advisor has agreed to accept as its advisory fee for the first six months of 2003 the amount it was paid totaling $205,293 and to waive any and all rights to the difference between actual management fees paid and fees per the agreement. The management fee waived for the first six months of 2003 was $654.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $5,720 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $532. Boenning & Scattergood Inc.
is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The
Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the six months ended June 30, 2003, purchases and sales of investment securities other than short-term investments aggregated $7,606,642 and $7,240,391 respectively. At June 30, 2003, the gross unrealized appreciation for all securities totaled $11,193,755 and the gross unrealized depreciation for all securities totaled $786,753 or a net unrealized appreciation of $10,407,002. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $34,646,876.


NOTE 4 - Carryovers
At June 30, 2003 the Fund had a net capital loss carry forward of $1,704 expiring in 2010.

NOTE 5 - Capital Share Transactions
As of June 30, 2003, there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $33,867,572. Transactions in capital stock were as follows for the periods ended:


                                 June 30, 2003          December 31, 2002
                              ____________________   _______________________

                               Shares      Amount      Shares        Amount
____________________________________________________________________________
Shares sold                   347,627   $3,948,203    902,872     $10,659,154
Shares issued in
 reinvestment of dividends          0            0     27,737         324,157
Shares redeemed              (308,226)  (3,435,977)  (318,931)     (3,701,320)
                              ________   __________  _________    ___________
Net Increase                   39,401   $  512,226    611,678     $ 7,281,991






ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a)(1)  Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President

Date 8/15/03




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President

Date 8/15/03